Supplement to the
Fidelity® Limited Term Municipal Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASTM-17-01 1.790659.135	March 1, 2017

Supplement to the
Fidelity® Limited Term Municipal Income Fund
Class A, Class T, Class B, Class C and Class I
March 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ASTM-ASTMIB-17-01 1.791643.118	March 1, 2017